NATIONWIDE VARIABLE INSURANCE TRUST

NVIT AllianzGI International Growth Fund	NVIT Emerging Markets Fund
NVIT Allspring Discovery Fund (formerly, NVIT	NVIT Federated High Income Bond Fund (formerly,
Wells Fargo Discovery Fund)	Federated NVIT High Income Bond Fund)
NVIT Amundi Multi Sector Bond Fund (formerly,	NVIT Government Bond Fund
Amundi NVIT Multi Sector Bond Fund)	NVIT Government Money Market Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT International Equity Fund
NVIT BlackRock Equity Dividend Fund (formerly,	NVIT International Index Fund
BlackRock NVIT Equity Dividend Fund)	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly,	NVIT Mid Cap Index Fund
NVIT Core Plus Bond Fund)	NVIT Multi-Manager Mid Cap Value Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Multi-Manager Small Cap Growth Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)	NVIT Multi-Manager Small Cap Value Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT Multi-Manager Small Company Fund
Fund (formerly, NVIT Mellon Dynamic U.S. Equity	NVIT Neuberger Berman Multi Cap Opportunities
Income Fund)	Fund (formerly, Neuberger Berman NVIT Multi Cap
NVIT BNY Mellon Sustainable U.S. Equity Fund	Opportunities Fund)
(formerly, NVIT Newton Sustainable U.S. Equity Fund)	NVIT Real Estate Fund
NVIT Bond Index Fund	NVIT S&P 500 Index Fund
NVIT Columbia Overseas Value Fund	NVIT Short Term Bond Fund
NVIT Core Bond Fund	NVIT Small Cap Index Fund
NVIT DoubleLine Total Return Tactical Fund
(formerly, DoubleLine NVIT Total Return Tactical Fund)

Supplement dated December 9, 2021
to the Statement of Additional Information (“SAI”) dated April 30, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT BNY Mellon Core Plus Bond Fund

Effective February 2, 2022, the following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” on page 69 of the SAI:

Name of Fund	Amount of Advisory Fee Waiver
NVIT BNY Mellon Core Plus Bond Fund	0.0111% per annum

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE